Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
American Funds Mortgage Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class A
Trading Symbol	MFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 1.14% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	(2.65) %	(0.76) %	0.85%
American Funds Mortgage Fund — Class A (without sales charge) *	1.14%	0.01%	1.23%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds Mortgage Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class C
Trading Symbol	MFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.42%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 0.48% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	(0.50) %	(0.71) %	0.62%
American Funds Mortgage Fund — Class C (without sales charge) *	0.48%	(0.71) %	0.62%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds Mortgage Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-1
Trading Symbol	MFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.29% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	1.29%	0.08%	1.27%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds Mortgage Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-2
Trading Symbol	MFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.56% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	1.56%	0.34%	1.54%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds Mortgage Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-3
Trading Symbol	AFFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.68% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	1.68%	0.45%	1.73%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	1.51%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds Mortgage Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-A
Trading Symbol	CMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.13% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	(2.41) %	(0.71) %	0.85%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	1.13%	0.00%	1.21%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds Mortgage Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-C
Trading Symbol	CMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.46%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.43% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	(0.54) %	(0.76) %	0.82%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	0.43%	(0.76) %	0.82%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
American Funds Mortgage Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-E
Trading Symbol	CMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.02% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	1.02%	(0.19) %	0.99%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
American Funds Mortgage Fund® - 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.53% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	1.53%	0.31%	0.33%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	0.19%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
American Funds Mortgage Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-3
Trading Symbol	FMMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.64% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	1.64%	0.41%	0.44%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Mortgage Backed Securities Index 3	3.02%	0.22%	0.19%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
American Funds Mortgage Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-1
Trading Symbol	RMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.51% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	0.51%	(0.67) %	0.50%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds Mortgage Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2
Trading Symbol	RMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 136	1.36%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.54% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	0.54%	(0.65) %	0.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds Mortgage Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2E
Trading Symbol	RMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.95% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	0.95%	(0.30) %	0.88%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Operating Expense Ratio Change
The total annual operating expense ratio for Class R2-E shares decreased from 1.04% to 0.98% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Material Fund Change Expenses [Text Block]
Advisory Fee Structure Changes
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Operating Expense Ratio Change
The total annual operating expense ratio for Class R2-E shares decreased from 1.04% to 0.98% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds Mortgage Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-3
Trading Symbol	RMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 0.86% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	0.86%	(0.24) %	0.94%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds Mortgage Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-4
Trading Symbol	RMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.31% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	1.31%	0.09%	1.29%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds Mortgage Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5E
Trading Symbol	RMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.52% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5E *	1.52%	0.31%	1.51%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds Mortgage Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5
Trading Symbol	RMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	1.61%	0.39%	1.59%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds Mortgage Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-6
Trading Symbol	RMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.56% for the year ended August 31, 2026. That result compares with a 3.02% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year ending August 31, 2026, most U.S. fixed income sectors posted modestly positive returns, with spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts in 2025, however, no further changes were made thereafter in 2026. Short-term Treasury yields were mixed, while intermediate- and long-term yields increased. Long-term yields remained elevated amid persistent inflation concerns and increased government borrowing. U.S. mortgage-back bonds outpaced the broad fixed income market, according to the Bloomberg U.S. Aggregate Index, as well as other government and investment-grade credit sectors.
Within the fund, sector allocation decisions related to securitized bonds contributed to relative results. Exposure taken via interest rate swaps was also additive for the period as Treasuries came under severe pressure in 2026 amid surging yields that tested multi-year highs.
Broadly speaking, curve and duration positioning were the largest detractors for the fund as interest rates rose and the yield curve flattened. Additionally, sector and security selection weighed on returns at the margin over the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	1.56%	0.43%	1.65%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Mortgage Backed Securities Index †	3.02%	0.22%	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 12,915,000,000
Holdings Count | Holding	1,189
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	556.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,915
Total number of portfolio holdings	1,189
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	556%
Portfolio turnover rate excluding mortgage dollar roll transactions	62%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6